Segment Information (Details) - Schedule of segment information $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Net revenues:
Cheers APP Internet Business	$ 69,128
Traditional Media Business	2,768
Total segment net revenues	71,896
Total consolidated net revenues	71,896
Operating income：
Cheers APP Internet Business	15,555
Traditional Media Business	847
Total segment operating income	16,402
Unallocated item	(189) [1]
Total consolidated operating income	$ 16,213

[1]	The unallocated item for the six months ended June 30, 2021 presents the share-based compensation for employees, which is not allocated to segments.